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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larson
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

Charles Larson                         Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         117

Form 13F Information Table Value Total:     116,763
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                          VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER  -----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ------- -------- ----------- ------ ----
ACTIVISION INC                 COM            004930202      250   21998.000 SH       SOLE               21998.000
AGL RESOURCES INC              COM            001204106      274    7200.000 SH       SOLE                7200.000
ALBERTO-CULVER CO              COM            013068101     1485   30490.000 SH       SOLE               30490.000
ALEXANDRIA REAL ESTATE EQUIT   COM            015271109      275    3100.000 SH       SOLE                3100.000
ALLIANCE RESOURCE PARTNERS     COM            01877R108      312    8600.000 SH       SOLE                8600.000
ALTRIA GROUP INC               COM            02209S103      272    3700.000 SH       SOLE                3700.000
AMERICAN CAPITAL STRATEGIES    COM            024937104      362   10800.000 SH       SOLE               10800.000
AMGEN INC                      COM            031162100     1298   19900.000 SH       SOLE               19900.000
ARCHSTONE-SMITH TRUST          COM            039583109      280    5500.000 SH       SOLE                5500.000
ARLINGTON TANKERS LTD          COM            BMG048991      277   12200.000 SH       SOLE               12200.000
ASSURANT INC                   COM            04621X108     1537   31760.000 SH       SOLE               31760.000
AT&T INC                       COM            00206R102      279   10000.000 SH       SOLE               10000.000
AUST & NZ BNKG GRP-SPON ADR    COM            052528304      258    2600.000 SH       SOLE                2600.000
BANK OF AMERICA CORP           COM            060505104     1771   36810.000 SH       SOLE               36810.000
BHP BILLITON LTD-SPON ADR      COM            088606108      703   16320.000 SH       SOLE               16320.000
BILLY MARTIN'S USA INC         COM            090192402        0 1000000.000 SH       SOLE             1000000.000
BOSTON PIZZA ROYALTIES-UNITS   COM            101084101      422   24100.000 SH       SOLE               24100.000
BOSTON PROPERTIES INC          COM            101121101      280    3100.000 SH       SOLE                3100.000
BP PLC-SPONS ADR               COM            055622104      253    3628.000 SH       SOLE                3628.000
BP PRUDHOE BAY ROYALTY TRUST   COM            055630107      487    6100.000 SH       SOLE                6100.000
BUNGE LIMITED                  COM            BMG169621     1251   24890.000 SH       SOLE               24890.000
CANETIC RESOURCES TRUST        COM            137513107      323   15500.000 SH       SOLE               15500.000
CBL & ASSOCIATES PROPERTIES    COM            124830100      280    7200.000 SH       SOLE                7200.000
CHEMED CORP                    COM            16359R103     1201   22020.000 SH       SOLE               22020.000
CHEROKEE INC                   COM            16444H102      290    7000.000 SH       SOLE                7000.000
CISCO SYSTEMS INC              COM            17275R102     1076   55115.000 SH       SOLE               55115.000


COMPASS MINERALS INTERNATION   COM            20451N101      262   10500.000 SH       SOLE               10500.000
CONOCOPHILLIPS                 COM            20825C104     1242   18960.000 SH       SOLE               18960.000
CROSS TIMBERS ROYALTY TRUST    COM            22757R109      432    9600.000 SH       SOLE                9600.000
CROSSTEX ENERGY LP             COM            22765U102      331    9000.000 SH       SOLE                9000.000
DCP MIDSTREAM PARTNERS LP      COM            23311P100      307   10900.000 SH       SOLE               10900.000
DEVELOPERS DIVERSIFIED RLTY    COM            251591103      271    5200.000 SH       SOLE                5200.000
DIAGEO PLC-SPONSORED ADR       COM            25243Q205      278    4120.000 SH       SOLE                4120.000
DIAMONDROCK HOSPITALITY CO     COM            252784301      264   17800.000 SH       SOLE               17800.000
EMERSON ELECTRIC CO            COM            291011104     1608   19190.000 SH       SOLE               19190.000
ENERGY EAST CORPORATION        COM            29266M109      263   11000.000 SH       SOLE               11000.000
ENERGY TRANSFER PARTNERS LP    COM            29273R109      321    7200.000 SH       SOLE                7200.000
ENERPLUS RESOURCES FUND        COM            29274D604     1093   19430.000 SH       SOLE               19430.000
ENI SPA-SPONSORED ADR          COM            26874R108      258    4400.000 SH       SOLE                4400.000
ENTERPRISE PRODUCTS PARTNERS   COM            293792107      237    9500.000 SH       SOLE                9500.000
ENTERTAINMENT PROPERTIES TR    COM            29380T105      280    6500.000 SH       SOLE                6500.000
ESSEX PROPERTY TRUST INC       COM            297178105      290    2600.000 SH       SOLE                2600.000
EXXON MOBIL CORP               COM            30231G102      695   11324.000 SH       SOLE               11324.000
GAMESTOP CORP-CL A             COM            36467W109     1227   29210.000 SH       SOLE               29210.000
GLAXOSMITHKLINE PLC-ADR        COM            37733W105      463    8300.000 SH       SOLE                8300.000
GRACO INC                      COM            384109104      762   16580.000 SH       SOLE               16580.000
HALLIBURTON CO                 COM            406216101     1164   15690.000 SH       SOLE               15690.000
HEALTH CARE REIT INC           COM            42217K106      273    7800.000 SH       SOLE                7800.000
HONEYWELL INTERNATIONAL INC    COM            438516106      209    5180.000 SH       SOLE                5180.000
ILLINOIS TOOL WORKS            COM            452308109     1304   27450.000 SH       SOLE               27450.000
IMPERIA ENTERTAINMENT INC      COM            45256N105        0   20000.000 SH       SOLE               20000.000
INNOVO GROUP INC               COM            457954600       12   15000.000 SH       SOLE               15000.000
INTUIT INC                     COM            461202103     1583   26140.000 SH       SOLE               26140.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     2266   34650.000 SH       SOLE               34650.000
J.C. PENNEY CO INC             COM            708160106     1341   19865.000 SH       SOLE               19865.000
JM SMUCKER CO/THE-NEW COMMON   COM            832696405     1334   29840.000 SH       SOLE               29840.000
JOHNSON & JOHNSON              COM            478160104     1567   26155.000 SH       SOLE               26155.000
KIMCO REALTY CORP              COM            49446R109      219    6000.000 SH       SOLE                6000.000


LASALLE HOTEL PROPERTIES       COM            517942108      296    6400.000 SH       SOLE                6400.000
LEVEL 3 COMMUNICATIONS INC     COM            52729N100       49   11000.000 SH       SOLE               11000.000
MAGELLAN MIDSTREAM PARTNERS    COM            559080106      251    7400.000 SH       SOLE                7400.000
MARTIN MIDSTREAM PARTNERS LP   COM            573331105      308   10000.000 SH       SOLE               10000.000
MEDALLION FINANCIAL CORP       COM            583928106      260   20100.000 SH       SOLE               20100.000
MERCK & CO. INC.               COM            589331107      379   10400.000 SH       SOLE               10400.000
MESABI TRUST                   COM            590672101      403   21700.000 SH       SOLE               21700.000
MICRON TECHNOLOGY INC          COM            595112103     1086   72135.000 SH       SOLE               72135.000
MONSANTO CO                    COM            61166W101     1190   14140.000 SH       SOLE               14140.000
MORGAN STANLEY                 COM            617446448     1562   24705.000 SH       SOLE               24705.000
NEWS CORP-CL A                 COM            65248E104     1524   79480.000 SH       SOLE               79480.000
NOKIA CORP-SPON ADR            COM            654902204     1316   64950.000 SH       SOLE               64950.000
P G & E CORP                   COM            69331C108     1227   31245.000 SH       SOLE               31245.000
PACIFIC ENERGY PARTNERS LP     COM            69422R105      326   10000.000 SH       SOLE               10000.000
PAN PACIFIC RETAIL PPTYS INC   COM            69806L104      277    4000.000 SH       SOLE                4000.000
PEABODY ENERGY CORP            COM            704549104      807   14470.000 SH       SOLE               14470.000
PENGROWTH ENERGY TRUST         COM            706902509      410   17000.000 SH       SOLE               17000.000
PENN VIRGINIA RESOURCE PARTN   COM            707884102      296   11000.000 SH       SOLE               11000.000
PEPSICO INC                    COM            713448108     1391   23160.000 SH       SOLE               23160.000
PERMIAN BASIN ROYALTY TRUST    COM            714236106      420   27200.000 SH       SOLE               27200.000
PLAINS ALL AMER PIPELINE LP    COM            726503105      293    6700.000 SH       SOLE                6700.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1629   20965.000 SH       SOLE               20965.000
QUESTAR CORP                   COM            748356102      351    4360.000 SH       SOLE                4360.000
RAYONIER INC                   COM            754907103      258    6800.000 SH       SOLE                6800.000
REALTY INCOME CORP             COM            756109104      267   12200.000 SH       SOLE               12200.000
REDWOOD TRUST INC              COM            758075402      288    5900.000 SH       SOLE                5900.000
ROCKWELL AUTOMATION INC        COM            773903109      322    4475.000 SH       SOLE                4475.000
SABINE ROYALTY TRUST           COM            785688102      457   10500.000 SH       SOLE               10500.000
SANOFI-AVENTIS-ADR             COM            80105N105     1431   29380.000 SH       SOLE               29380.000
SATYAM COMPUTER SERVICES-ADR   COM            804098101     1026   30955.000 SH       SOLE               30955.000
SIEMENS AG-SPONS ADR           COM            826197501     1431   16480.000 SH       SOLE               16480.000


SUNCOR ENERGY INC              COM            867229106      450    5560.000 SH       SOLE                5560.000
SUNOCO INC                     COM            86764P109      290    4180.000 SH       SOLE                4180.000
SUNOCO LOGISTICS PARTNERS LP   COM            86764L108      286    7000.000 SH       SOLE                7000.000
TARRANT APPAREL GROUP          COM            876289109       68   35000.000 SH       SOLE               35000.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1394   66945.000 SH       SOLE               66945.000
TEVA PHARMACEUTICAL-SP ADR     COM            881624209     1131   35800.000 SH       SOLE               35800.000
TRANSOCEAN INC                 COM            KYG900781     1422   17700.000 SH       SOLE               17700.000
UNILEVER N V -NY SHARES        COM            904784709      266   11800.000 SH       SOLE               11800.000
UNITED DOMINION REALTY TRUST   COM            910197102      277    9900.000 SH       SOLE                9900.000
UNITED TECHNOLOGIES CORP       COM            913017109     1761   27770.000 SH       SOLE               27770.000
UNITEDHEALTH GROUP INC         COM            91324p102      364    8125.000 SH       SOLE                8125.000
US BANCORP                     COM            902973304      262    8500.000 SH       SOLE                8500.000
VENTAS INC                     COM            92276F100      285    8400.000 SH       SOLE                8400.000
VORNADO REALTY TRUST           COM            929042109     1772   18170.000 SH       SOLE               18170.000
WELLPOINT INC                  COM            94973V107     1070   14710.000 SH       SOLE               14710.000
WELLS FARGO & COMPANY          COM            949746101      482    7190.000 SH       SOLE                7190.000
WET SEAL INC/THE-CLASS A       COM            961840105       49   10000.000 SH       SOLE               10000.000
WINDROSE MEDICAL PROPERTIES    COM            973491103      285   19500.000 SH       SOLE               19500.000
XCEL ENERGY INC                COM            98389B100      272   14200.000 SH       SOLE               14200.000
YUKOS-SPONSORED ADR            COM            98849W108       94   22200.000 SH       SOLE               22200.000
ZIMMER HOLDINGS INC            COM            98956P102     1250   22035.000 SH       SOLE               22035.000
FMA EQUITY GROWTH LP                                       24663  22446.7861 SH       SOLE              22446.7861
FMA INCOME EQUITY FUND LP                                  18733  16523.7714 SH       SOLE              16523.7714
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0  100000.000 SH       SOLE              100000.000
COSMETIC LASER EYE CENTER                     221990104      417  208333.330 SH       SOLE              208333.330
EQUITY LIFESTYLE PROPERTIES                   29472R108      236    5395.000 SH       SOLE                5395.000